TO THE PARTICIPANTS OF VARIABLE ANNUITY ACCOUNT A:

A synchronized global economic slowdown was the theme of 2001. The U.S. economy is currently in recession, as are economies around the world including Japan, Germany, Mexico, Malaysia, Singapore, and Taiwan. Argentina is in the midst of a financial crisis. Policy makers, both domestically and internationally, cut short rates through 2001 as growth slowed or contracted. In the U.S., the Federal Reserve Board cut short rates eleven times over the course of the year - from 6.50% to the current rate of 1.75%.

A very moderate upturn in U.S. economic growth is expected in the second half of 2002; foreign economies are expected to lag an U.S. economic turnaround by at least one quarter. Ultimately, very aggressive monetary and fiscal policy will provide support for the economy.

Domestically, the economy slowed from a real growth rate of 4.1% in 2000, to an expected real growth rate of 0.0% - 1.0% in 2001. Inventories were a significant drag on growth. Capital spending declined sharply, consumer spending was softer and the savings rate increased. Industrial production, both tech and ex-tech, was down significantly and manufacturing capacity utilization is currently below 75%. After suffering their worst decline since the 1930s, an upturn in corporate profits is anticipated in 2002 with a concurrent decline in default risk and continued improvement in corporate balance sheets. Growth expectations range from 2.0% - 3.0%.

The September 11, 2001 terrorist attacks precipitated a flight to quality into the U.S. Treasury market and a further slowing of the economy. Already fragile consumer confidence, business and investor confidence, dropped sharply and spending contracted in September. More recently however, confidence has stabilized and spending has resumed, though at a slower rate of growth. Manufacturing is showing incipient signs of recovery for the first time in over a year, and the service sector rebounded in November after its worst month on record in October. Inflation continues to ease at the producer and consumer levels, and wage growth is likely to slow significantly in 2002. The recovery will be an inventory led recovery.

The equity markets put in a bottom in September, though were still down for the year. Interest rates across the curve established lows in early November and have been trading in a range since then. It is likely that yields will decline again as inflation slows further in the first part of the recovery, and then resume their upward bias.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs. These principles include determining one's investment objectives and tolerance for risk, adjusting for one's investment time frame, diversifying, developing an overall strategy and sticking with it.

GW Capital Management, LLC is the investment adviser for Great-West Variable Annuity Account A.

This report and the financial statements contained herein are submitted for the general information of participants of Variable Annuity Account A. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

INDEPENDENT AUDITORS' REPORT


To the Variable Annuity Account Committee and the Participants of Great-West Variable Annuity Account A:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Variable Annuity Account A (the "Account") as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Variable Annuity Account A as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



February 22, 2002

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  <F1>                                               $           6,252,350
      Cash                                                                                                       87,829
      Dividends and interest receivable                                                                          13,495
      Receivable for investments sold                                                                           109,155
      Due from affiliate                                                                                        239,069
                                                                                                    --------------------

             Total assets                                                                                     6,701,898
                                                                                                    --------------------

LIABILITIES:
      Contract benefits payable                                                                                   9,289
                                                                                                    --------------------

NET ASSETS                                                                                        $           6,692,609
                                                                                                    ====================

NET ASSETS REPRESENTED BY:
      Accumulation units - 440,588 units at $13.9968                                              $           6,166,806
      Reserves for annuities in course of payment                                                               525,803
                                                                                                    --------------------

NET ASSETS                                                                                        $           6,692,609
                                                                                                    ====================

<F1>
Cost of investments in securities:                                                                $           5,475,657

See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF OPERATIONS
YEAR ENDING DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest                                                                                        $             2,364
     Dividends                                                                                                   134,314
                                                                                                       ------------------

     Total income                                                                                                136,678
                                                                                                       ------------------

EXPENSES:
     Administration                                                                                               19,315
     Mortality risks                                                                                              26,116
     Investment management and advisory services                                                                  31,476
     Expense risks                                                                                                 4,647
                                                                                                       ------------------

     Total expenses                                                                                               81,554
                                                                                                       ------------------

NET INVESTMENT INCOME                                                                                             55,124
                                                                                                       ------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
     Net realized loss on investments                                                                            (77,541)
     Change in net unrealized appreciation on investments                                                       (132,658)
                                                                                                       ------------------

     Net realized and unrealized loss on investments                                                            (210,199)
                                                                                                       ------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $          (155,075)
                                                                                                       ==================


See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000

--------------------------------------------------------------------------------------------------------------------------
                                                                                          2001                 2000
                                                                                     ----------------    -----------------
OPERATIONS:
      Net investment income                                                        $          55,124   $          102,032
      Net realized gain (loss) on investments                                                (77,541)             403,674
      Change in net unrealized appreciation on investments                                  (132,658)             509,607
                                                                                     ----------------    -----------------

      Net increase (decrease) in net assets resulting from operations                       (155,075)           1,015,313
                                                                                     ----------------    -----------------

SHARE TRANSACTIONS:
      Surrenders                                                                            (431,680)          (1,108,043)
      Annuity payments                                                                      (120,774)            (130,406)
      Death payments                                                                                             (697,700)
      Adjustments to net assets allocated to reserves for annuities
      in course of payment                                                                   245,612
                                                                                     ----------------    -----------------

      Net decrease in net assets resulting from share transactions                          (306,842)          (1,936,149)
                                                                                     ----------------    -----------------

      Total decrease in net assets                                                          (461,917)            (920,836)

NET ASSETS:
      Beginning of period                                                                  7,154,526            8,075,362
                                                                                     ----------------    -----------------

      End of period                                                                $       6,692,609   $        7,154,526
                                                                                     ================    =================

OTHER INFORMATION:

SHARES:
      Redeemed during the year:
      Surrender                                                                              (30,540)             (87,001)
      Death                                                                                                       (54,317)
                                                                                     ----------------    -----------------

      Net decrease                                                                           (30,540)            (141,318)
                                                                                     ================    =================


GREAT-WEST VARIABLE ANNUITY ACCOUNT A

FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------
Selected data for an accumulation unit for the years ended December 31, 2001, 2000, 1999, 1998 and 1997 were as follows:
                                                Year Ended December 31,
                                              ------------------------------------------------------------------------------
                                                  2001            2000             1999            1998            1997
                                              -------------    ------------     ------------    ------------    ------------
Unit Value, Beginning of Period             $      14.3150   $     12.4020    $     11.9530   $     10.6610   $      8.7670

Income from Investment Operations

Net investment income                               0.1532          0.1605           0.1170          0.0840          0.1670
Net realized and unrealized gain (loss)            (0.4714)         1.7525           0.3320          1.2080          1.7270
                                              -------------    ------------     ------------    ------------    ------------

Total Income (Loss) From
Investment Operations <F1>                         (0.3182)         1.9130           0.4490          1.2920          1.8940
                                              -------------    ------------     ------------    ------------    ------------


Unit Value, End of Period                   $      13.9968   $     14.3150    $     12.4020   $     11.9530   $     10.6610
                                              =============    ============     ============    ============    ============


Total Return                                        (2.22%)         15.42%            3.76%          12.12%          20.27%

Net Assets, End of Period                   $    6,692,609   $   7,154,526    $   8,075,362   $   9,235,930   $   8,473,159

Ratio of Expense to
Average Net Assets                                   1.27%           1.20%            1.22%           1.03%           1.27%

Ratio of Net Investment Income to
Average Net Assets                                   0.86%           1.40%            0.82%           0.77%           1.74%

Portfolio Turnover Rate                             14.13%          15.42%           76.26%          51.93%         151.40%


<F1>
Net investment income and realized and unrealized gains (losses) are reflected in the value of the accumulation units.
Dividends are not declared from income and capital gains are not distributed.

                      Great-West Variable Annuity Account A

                Financial Statements and Financial Highlights for
                   the Years Ended December 31, 2001 and 2000


GREAT-WEST VARIABLE ANNUITY ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

1.   ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

     Great-West Variable Annuity Account A (Variable Annuity Account A) is a separate and distinct investment fund established by The Great-West Life Assurance Company (Great-West Life). On December 31, 1991, Variable Annuity Account A was transferred to and the variable annuity contracts were reinsured by Great-West Life & Annuity Insurance Company (GWL&A), a wholly-owned subsidiary of Great-West Life. Variable Annuity Account A is registered as an open-end diversified management investment company under the Investment Company Act of 1940, and the registration under the Securities Act of 1933 of the group variable annuity contracts funded by Variable Annuity Account A became effective on November 27, 1968. Purchase payments were first placed in Variable Annuity Account A on January 3, 1969.

     Effective April 6, 1984, Great-West Life ceased issuing variable annuity contracts. Effective May 1, 1987, Great-West Life has not allowed new participants to be enrolled under existing variable annuity contracts and effective May 1, 1989, no additional contributions under existing variable annuity contracts are being accepted.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

     Security Valuation

     Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

     Security Transactions

     Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of specific identification.

     Dividend income is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

     Federal Income Taxes

     The Variable Annuity Account A investment income is applied to increase accumulation unit values. Under existing federal income tax rules, Variable Annuity Account A investment income is not taxed to the extent that it is applied to increase accumulation unit values. GWL&A reserves the right to charge the Variable Annuity Account A if such taxes are imposed in the future.

     Reserves For Annuities In Course of Payment

     Net assets allocated to reserves for annuities in course of payment are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5.5 percent. The mortality risk is fully borne by GWL&A and may result in additional amounts being transferred into the variable annuity account by GWL&A to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to GWL&A. At December 31, 2001, Variable Annuity
     Account A recorded a receivable from GWL&A of $239,069 to cover greater longevity of annuitants than expected.

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     GWL&A provides administrative services to Variable Annuity Account A and has assumed mortality and expense risks of the contracts. Effective November 1, 1996, a wholly-owned subsidiary of Great-West Life & Annuity
     Insurance Company, GW Capital Management, LLC, serves as investment adviser. A daily deduction of .003285% (an effective annual rate of 1.2064%) is made from the gross investment income of Variable Annuity Account A. This deduction, expressed on an annual basis, is broken down as follows: 0.2857% for administrative expenses, 0.3863% for mortality risks, 0.0688% for expense risks, and 0.4656% for investment management and advisory services.

     Contract benefit payments are advanced by GWL&A to contract holders on behalf of Variable Annuity Account A. Variable Annuity Account A reimburses GWL&A for these payments periodically.

3.   PURCHASES AND SALES OF INVESTMENT SECURITIES

     For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $940,444 and $1,577,205, respectively. For the year ended December 31, 2001, there were no purchases or sales of U.S. Government securities.

4.   ACCUMULATION UNIT VALUES

              VALUATION                  ACCUMULATION                  VALUATION                  ACCUMULATION
                DATE                      UNIT VALUE                     DATE                      UNIT VALUE
      --------------------------   --------------------------   ------------------------   ---------------------------
      January 3, 1969            $         1.00000000           December 31, 1973        $          .98798465
      March 28, 1969             $         1.07468400           March 29, 1974           $          .92504974
      June 27, 1969              $         1.07583259           June 28, 1974            $          .84636772
      September 30, 1969         $         1.04319336           September 30, 1974       $          .69582357
      December 31, 1969          $         1.05956294           December 31, 1974        $          .76438983
      March 31, 1970             $         1.05322327           March 31, 1975           $          .85484991
      June 30, 1970              $          .86337212           June 30, 1975            $          .94523691
      September 30, 1970         $          .98057690           September 30, 1975       $          .86720026
      December 31, 1970          $         1.08416020           December 31, 1975        $          .89703274
      March 31, 1971             $         1.28783953           March 31, 1976           $         1.02654318
      June 30, 1971              $         1.31417688           June 30, 1976            $         1.04254066
      September 30, 1971         $         1.34600160           September 30, 1976       $         1.02175714
      December 31, 1971          $         1.40624309           December 31, 1976        $         1.06312535
      March 31, 1972             $         1.50937876           March 31, 1977           $          .96668709
      June 30, 1972              $         1.46441659           June 30, 1977            $          .97779837
      September 29, 1972         $         1.41141921           September 30, 1977       $          .91543186
      December 31, 1972          $         1.43641768           December 31, 1977        $          .91330430
      March 30, 1973             $         1.14518173           March 31, 1978           $          .88025820
      June 29, 1973              $          .94975920           June 30, 1978            $          .94981303
      September 28, 1973         $         1.12752636           September 30, 1978       $         1.02175412

                                                                                                  (Continued)
5.    ACCUMULATION UNIT VALUES (Continued)

              VALUATION                  ACCUMULATION                  VALUATION                  ACCUMULATION
                DATE                      UNIT VALUE                     DATE                      UNIT VALUE
      --------------------------   --------------------------   ------------------------   ---------------------------
      December 31, 1978          $          .94566769           December 31, 1991        $         5.17489662
      March 31, 1979             $         1.03700469           March 31, 1992           $         5.00089395
      June 30, 1979              $         1.03384794           June 30, 1992            $         4.90045709
      September 30, 1979         $         1.07966980           September 30, 1992       $         4.94334533
      December 31, 1979          $         1.09861144           December 31, 1992        $         5.39680799
      March 31, 1980             $         1.02778990           March 31, 1993           $         5.70268053
      June 30, 1980              $         1.15888482           June 30, 1993            $         5.91443136
      September 30, 1980         $         1.24125856           September 30, 1993       $         6.20352631
      December 31, 1980          $         1.34937658           December 31, 1993        $         6.24551098
      March 31, 1981             $         1.34420316           March 31, 1994           $         6.07099873
      June 30, 1981              $         1.31151501           June 30, 1994            $         5.98373289
      September 30, 1981         $         1.21957549           September 30, 1994       $         6.21184797
      December 31, 1981          $         1.34034823           December 31, 1994        $         6.07070336
      March 31, 1982             $         1.22060069           March 31, 1995           $         6.43386353
      June 30, 1982              $         1.21747890           June 30, 1995            $         6.93539739
      September 30, 1982         $         1.32107048           September 30, 1995       $         7.34349110
      December 31, 1982          $         1.54829628           December 31, 1995        $         7.50058268
      March 31, 1983             $         1.72492408           March 31, 1996           $         7.97167430
      June 30, 1983              $         1.88999803           June 30, 1996            $         8.16277408
      September 30, 1983         $         1.85391985           September 30, 1996       $         8.36088935
      December 31, 1983          $         1.86959830           December 31, 1996        $         8.76699327
      March 31, 1984             $         1.77987261           March 31, 1997           $         9.10319430
      June 30, 1984              $         1.74123169           June 30, 1997            $         9.87479147
      September 30, 1984         $         1.89436321           September 30, 1997       $        10.11055595
      December 31, 1984          $         1.94021457           December 31, 1997        $        10.66148379
      March 31, 1985             $         2.11639231           March 31, 1998           $        10.99141808
      June 30, 1985              $         2.31593116           June 30, 1998            $        11.46520474
      September 30, 1985         $         2.17502453           September 30, 1998       $         9.63105524
      December 31, 1985          $         2.50415588           December 31, 1998        $        11.95317612
      March 31, 1986             $         2.92575544           March 31, 1999           $        12.29221948
      June 30, 1986              $         3.12894373           June 30, 1999            $        13.52815376
      September 30, 1986         $         2.79849885           September 30, 1999       $        12.49689723
      December 31, 1986          $         2.92996949           December 31, 1999        $        12.40218931
      March 31, 1987             $         3.45357315           March 31, 2000           $        12.53233074
      June 30, 1987              $         3.47692861           June 30, 2000            $        12.24858685
      September 30, 1987         $         3.58107036           September 30, 2000       $        13.38557109
      December 31, 1987          $         2.90927633           December 31, 2000        $        14.31497677
      March 31, 1988             $         3.03211290           March 31, 2001           $        13.73607754
      June 30, 1988              $         3.14170371           June 30, 2001            $        14.31362550
      December 31, 1988          $         3.24632490           September 30, 2001       $        12.85597815
      March 31, 1989             $         3.40048089           December 31, 2001        $        13.99677835
      June 30, 1989              $         3.66057985
      September 30, 1989         $         4.03595925
      December 31, 1989          $         4.16667314
      March 31, 1990             $         4.10420565
      June 30, 1990              $         4.40575331
      September 30, 1990         $         3.95067300
      December 31, 1990          $         4.09586804
      March 31, 1991             $         4.67731834
      June 30, 1991              $         4.46997251
      September 30, 1991         $         4.70629835                                             (Concluded)


Variable Annuity Account A

COMMON STOCK

AEROSPACE & DEFENSE --- 5.9%
      5,300 Lockheed Martin Corp                                         247,351
      3,200 Rockwell Collins                                              62,400
      3,200 Rockwell International Corp                                   57,152
                                                                        $366,903

BANKS --- 13.3%
      4,040 Bank One Corp                                                157,762
      2,900 Bank of America Corp                                         182,555
      5,500 Regions Financial Corp                                       165,220
      8,600 SouthTrust Corp                                              212,162
      3,700 Wachovia Corp                                                116,032
                                                                        $833,731

BUILDING MATERIALS --- 2.7%
      3,500 Vulcan Materials Co                                          167,790
                                                                        $167,790

CHEMICALS --- 2.1%
      2,500 PPG Industries Inc                                           129,300
                                                                        $129,300

COMPUTER HARDWARE & SYSTEMS --- 4.8%
      5,600 Dell Computer Corp*                                          152,208
      4,000 NCR Corp*                                                    147,440
                                                                        $299,648

ELECTRIC COMPANIES --- 4.3%
      4,300 Consolidated Edison Inc                                      173,548
      3,500 Constellation Energy Group                                    92,925
                                                                        $266,473

ELECTRONICS - SEMICONDUCTOR --- 2.2%
      4,400 Intel Corp                                                   138,380
                                                                        $138,380

FOOD & BEVERAGES --- 3.2%
      3,000 Hershey Foods Corp                                           203,100
                                                                        $203,100

HEALTH CARE RELATED --- 2.0%
      2,500 Bristol-Myers Squibb Co                                      127,500
                                                                        $127,500

HOUSEHOLD GOODS --- 7.4%
      2,900 Kimberly-Clark Corp                                          173,420
      4,500 Leggett & Platt Inc                                          103,500
      5,900 Maytag Corp                                                  183,077
                                                                        $459,997

INSURANCE RELATED --- 11.4%
      4,100 Allstate Corp                                                138,170
      2,600 Hartford Financial Services Group Inc                        163,358
      3,800 Lincoln National Corp                                        184,566
      5,800 Torchmark Corp                                               228,114
                                                                        $714,208

MANUFACTURING --- 3.4%
      2,600 Johnson Controls Inc                                         209,950
                                                                        $209,950

OIL & GAS --- 8.6%
      2,424 Exxon Mobil Corp                                              95,263
      3,300 Halliburton Co                                                43,230
      2,100 Schlumberger Ltd                                             115,395
      5,600 Sunoco Inc                                                   209,104
      2,200 Transocean Sedco Forex Inc                                    74,404
                                                                        $537,396

PHARMACEUTICALS --- 1.5%
      1,580 Merck & Co Inc                                                92,904
                                                                         $92,904

PRINTING & PUBLISHING --- 2.3%
      2,100 Gannett Co Inc                                               141,183
                                                                        $141,183

RESTAURANTS --- 3.1%
      6,600 Brinker International Inc*                                   196,416
                                                                        $196,416

RETAIL --- 10.5%
      4,400 Albertson's Inc                                              138,556
      6,000 Costco Wholesale Corp*                                       266,280
      5,300 Sears Roebuck & Co                                           252,492
                                                                        $657,328

TELEPHONE & TELECOMMUNICATIONS --- 3.5%
      2,500 SBC Communications Inc                                        97,925
      2,500 Verizon Communications                                       118,650
                                                                        $216,575

TEXTILES --- 2.9%
      3,700 Liz Claiborne Inc                                            184,075
                                                                        $184,075

UTILITIES --- 5.0%
      2,644 El Paso Corp                                                 117,949
      4,600 NICOR Inc                                                    191,544
                                                                        $309,493

TOTAL COMMON STOCK --- 100.0%                                         $6,252,350
(Cost $5,475,657)

TOTAL VARIABLE ANNUITY ACCOUNT A --- 100.0%                           $6,252,350
(Cost $5,475,657)

Account Committee and Officers (Unaudited)

The Account is organized under Colorado law, and is governed by the Committee. The Committee is responsible for overall management of the Account's business affairs. The Committee Members meet at least four times during the year to, among other things, oversee the Account's activities, review contractual arrangements with companies that provide services to the Account, and review performance. The following table provides information about each of the Committee Members and officers of the Account.

 Name, address    Position(s)       Principal Occupation(s) during Past 5 Years       Number of          Other
    and age        Held with                                                         Portfolios      Directorships
                 Account, Term                                                         in Fund     Held by Committee
                   of Office                                                           Complex           Member
                   (Length of                                                        Overseen by
                  Time Served)                                                        Committee
                                                                                       Member
---------------- --------------- -------------------------------------------------- -------------- -------------------
Independent Committee Members
---------------- --------------- -------------------------------------------------- -------------- -------------------
Rex Jennings       Committee     President Emeritus, Denver Metro Chamber of             43        Trustee, Orchard
(76)                 Member      Commerce                                                          Series Fund,
                                                                                                   Board of
                   March 22,                                                                       Directors, Maxim
                    1988 to                                                                        Series Fund
                    present
---------------- --------------- -------------------------------------------------- -------------- -------------------
Richard P.         Committee     Retired Educator                                        43        Trustee, Orchard
Koeppe (69)          Member                                                                        Series Fund,
                                                                                                   Board of
                   April 30,                                                                       Directors, Maxim
                    1987 to                                                                        Series Fund
                    present
---------------- --------------- -------------------------------------------------- -------------- -------------------
Sanford Zisman     Committee     Attorney, Firm of Zisman, Ingraham and Daniel,          43        Trustee, Orchard
(61)                 Member      P.C.                                                              Series Fund,
                                                                                                   Board of
                   March 19,                                                                       Directors, Maxim
                    1982 to                                                                        Series Fund;
                    present                                                                        Jones Intercable,
                                                                                                   Inc.
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Interested Committee Members
and Officers of the Account
----------------------------------------------------------------------------------------------------------------------
*William T.        Committee     President and Chief Executive Officer of                43        Trustee, Orchard
McCallum (59)      Member and    Great-West Life & Annuity Insurance Company;                      Series Fund,
                   President     President and Chief Executive Officer, United                     Board of
                                 States Operations, The Great-West Life Assurance                  Directors, Maxim
                  June 1, 2000   Company (1990 to present); Co-President and                       Series Fund;
                   to present    Chief Executive Officer of Great-West Lifeco                      Director,
                                 Inc.; President and Chief Executive Officer of                    Great-West Lifeco
                                 GWL&A Financial Inc.; President and Chief                         Inc.
                                 Executive Officer of First Great-West Life &
                                 Annuity Insurance Company
---------------- --------------- -------------------------------------------------- -------------- -------------------
*Mitchell T.G.     Committee     Executive Vice President and Chief Financial            43        Trustee, Orchard
Graye (46)           Member      Officer of Great-West Life & Annuity Insurance                    Series Fund,
                                 Company; Executive Vice President and Chief                       Board of
                  June 1, 2000   Financial officer, United States Operations, The                  Directors, Maxim
                   to present    Great-West Life Assurance Company; Executive                      Series Fund
                                 Vice President and Chief Operating Officer, One
                                 Benefits, Inc.; Executive Vice President and
                                 Chief Financial Officer of GWL&A Financial Inc.;
                                 Manager and President, MCM; Director and
                                 Executive Vice President, Orchard Trust Company
---------------- --------------- -------------------------------------------------- -------------- -------------------
*Graham            Treasurer     Vice President, Corporate Fin and Investment            43               None
McDonald (55)                    Operations; Treasurer, MCM, Orchard Capital
                  November 29,   Management, LLC, Orchard Series Fund and Maxim
                    2001 to      Series Fund; Director and President, Greenwood
                    present      Investments, LLC
---------------- --------------- -------------------------------------------------- -------------- -------------------
*Beverly A.      Secretary       Vice President and Counsel, U.S. Operations, The        43               None
Byrne (46)                       Great-West Life Assurance Company and Orchard
                 April 19,       Trust Company; Vice President, Counsel and
                 1997 to         Associate Secretary, Great-West Life & Annuity
                 present         Insurance Company, GWL&A Financial Inc., First
                                 Great-West Life & Annuity Insurance Company;
                                 Vice President, Counsel and Secretary, Financial
                                 Administrative Services Corporation; Secretary,
                                 MCM, One Orchard Equities, Inc. ("One Orchard"),
                                 Greenwood Investments, LLC, BenefitsCorp
                                 Equities, Inc., BenefitsCorp, Inc., Advised
                                 Assets Group, LLC, Maxim Series Fund, and
                                 Orchard Series Fund.
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* Refers to a Committee Member or officer who is an "interested person" of the
Account (as defined in the 1940 Act) by virtue of their affiliation with either the Account or MCM.


Additional information about the Account and its Committee Members is available in the Account's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 75332.